Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 16,917,093	₨ 11,611,878
Proceeds	11,642,842	6,775,374
Repayment	(2,892,202)	(2,909,732)
Movement in short term borrowings	(1,520,339)	1,566,975
Cash flow	24,147,394	17,044,495
Foreign exchange movement	48,952	24,277
Reclass	(2,238,500)	(170,500)
Fair value changes	21,322	18,821
Balance Ending	21,979,168	16,917,093
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	14,709,690	9,409,229
Proceeds	11,046,000	6,448,774
Repayment	(2,530,185)	(2,581,123)
Movement in short term borrowings	(1,520,339)	1,566,975
Cash flow	21,705,166	14,843,855
Foreign exchange movement	44,541	21,776
Reclass	(2,238,500)	(170,500)
Fair value changes	16,863	14,559
Balance Ending	19,528,070	14,709,690
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	2,207,403	2,202,649
Proceeds	596,842	326,600
Repayment	(362,017)	(328,609)
Cash flow	2,442,228	2,200,640
Foreign exchange movement	4,411	2,501
Fair value changes	4,459	4,262
Balance Ending	₨ 2,451,098	₨ 2,207,403